Assets Held for Sale - Summary of Carrying Value of Assets and Liabilities Held for Sale (Detail) - Disposal Group, Held-for-sale, Not Discontinued Operations [Member] $ in Millions	Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Trade accounts receivable, net	$ 3
Other assets	28
Inventories, net	208
Property, plant and equipment, net	396
Identified intangible assets, net	133
Goodwill	336
Assets held for sale	1,104
Trade accounts payable	(110)
Accrued and other liabilities	(88)
Liabilities held for sale	$ (198)